Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net loss per share - Basic and diluted
Schedule of Loss Per Share and Weighted-average

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	Three months ended March 31
	2023	2022
Net loss from continuing operations	$(2,678,746)	$(6,936,529)
Less: dividends on series B preferred stock	(949)	(3,595)
Net loss from continuing operations available to ordinary shareholders	(2,679,695)	(6,940,124)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(145,000)	(108,000)
Net loss available to ordinary shareholders	$(2,824,695)	$(7,048,124)

Basic and diluted weighted-average shares outstanding	2,813,900	2,361,974

Basic and diluted:
Net loss from continuing operations per share	$(0.95)	$(2.94)
Net income (loss) from discontinued operations per share	(.05)	(0.05)
Net loss per share	$(1.00)	$(2.99)

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	December 31, 2022	December 31, 2021
Net loss from continuing operations	$(15,303,402)	$(33,469,830)
Less: discount accretion on series A preferred stock	—	(373,560)
Less: dividend accretion on series A preferred stock	—	(91,192)
Less: dividends on series B preferred stock	(8,862)	(315,632)
Net loss from continuing operations available to ordinary shareholders	(15,312,264)	(34,250,214)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	70,024	(22,174,305)
Net loss available to ordinary shareholders	$(15,242,240)	$(56,424,519)

Basic and diluted weighted-average shares outstanding	24,879,602	14,300,311

Basic and diluted:
Net loss from continuing operations per share	$(0.62)	$(2.40)
Net income (loss) from discontinued operations per share	—	(1.54)
Net loss per share	$(0.62)	$(3.94)

Schedule of Computation of Diluted Shares Outstanding

Schedule of computation of diluted shares outstanding

	March 31, 2023	March 31, 2022
Stock options	433,162	176,335
Series A-1 preferred stock	6,880	5,881
Series B preferred stock	12,481	12,481
MTS warrants	8,333	8,333
Prefunded warrants	125,359	125,359
Purchase warrants	880,000	-
Regular warrants	266,667	266,667
Total	1,732,882	595,056

Schedule of computation of diluted shares outstanding

	2022	2021
Stock options	2,889,124	1,783,567
Series A-1 preferred stock	66,303	54,737
Series B preferred stock	124,810	124,810
Earnout	—	587,747
MTS warrants	83,334	83,334
Prefunded warrants	1,253,592	1,253,592
Regular warrants	2,666,667	2,666,667
Total	7,083,830	6,554,454